Cover Page	6 Months Ended
Apr. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31